CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development, grants and participations	$ 5,050	$ 3,198	$ 3,049